Investment Risks	Sep. 30, 2024
Virtus Newfleet Multi-Sector Intermediate Bond Fund | Affiliated Fund and ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Affiliated Fund and ETF Risk: The fund’s subadviser may select and substitute affiliated and/or unaffiliated mutual funds and/or exchange-traded funds (ETFs), which may create a conflict of interest because the subadviser or its affiliate(s) may receive fees from affiliated funds and/or ETFs, some of which pay the subadviser or its affiliate(s) more than others.
Virtus Newfleet Multi-Sector Intermediate Bond Fund | Mutual Fund and ETF Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mutual Fund and ETF Investing Risk: The fund will be indirectly affected by factors, risks and performance specific to any other mutual fund and/or exchange-traded fund (ETF) (“underlying fund”) in which it invests. Further, the net asset value per share of each underlying fund will include the effect of any fees and expenses of the underlying fund, so the fund’s investment in such underlying funds will cause the fund to indirectly bear its proportionate share of such fees and expenses, which are reflected in the fund’s Fees and Expenses table as “Acquired Fund Fees and Expenses” if they are estimated to amount to at least 0.01% of the fund’s total net assets.
Virtus Newfleet Multi-Sector Short Term Bond Fund | Affiliated Fund and ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Affiliated Fund and ETF Risk: The fund’s subadviser may select and substitute affiliated and/or unaffiliated mutual funds and/or exchange-traded funds (ETFs), which may create a conflict of interest because the subadviser or its affiliate(s) may receive fees from affiliated funds and/or ETFs, some of which pay the subadviser or its affiliate(s) more than others.
Virtus Newfleet Multi-Sector Short Term Bond Fund | Mutual Fund and ETF Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mutual Fund and ETF Investing Risk: The fund will be indirectly affected by factors, risks and performance specific to any other mutual fund and/or exchange-traded fund (ETF) (“underlying fund”) in which it invests. Further, the net asset value per share of each underlying fund will include the effect of any fees and expenses of the underlying fund, so the fund’s investment in such underlying funds will cause the fund to indirectly bear its proportionate share of such fees and expenses, which are reflected in the fund’s Fees and Expenses table as “Acquired Fund Fees and Expenses” if they are estimated to amount to at least 0.01% of the fund’s total net assets.
Virtus Newfleet Core Plus Bond Fund | Affiliated Fund and ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Affiliated Fund and ETF Risk: The fund’s subadviser may select and substitute affiliated and/or unaffiliated mutual funds and/or exchange-traded funds (ETFs), which may create a conflict of interest because the subadviser or its affiliate(s) may receive fees from affiliated funds and/or ETFs, some of which pay the subadviser or its affiliate(s) more than others.
Virtus Newfleet Core Plus Bond Fund | Mutual Fund and ETF Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mutual Fund and ETF Investing Risk: The fund will be indirectly affected by factors, risks and performance specific to any other mutual fund and/or exchange-traded fund (ETF) (“underlying fund”) in which it invests. Further, the net asset value per share of each underlying fund will include the effect of any fees and expenses of the underlying fund, so the fund’s investment in such underlying funds will cause the fund to indirectly bear its proportionate share of such fees and expenses, which are reflected in the fund’s Fees and Expenses table as “Acquired Fund Fees and Expenses” if they are estimated to amount to at least 0.01% of the fund’s total net assets.
Virtus Newfleet Low Duration Core Plus Bond Fund | Affiliated Fund and ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Affiliated Fund and ETF Risk: The fund’s subadviser may select and substitute affiliated and/or unaffiliated mutual funds and/or exchange-traded funds (ETFs), which may create a conflict of interest because the subadviser or its affiliate(s) may receive fees from affiliated funds and/or ETFs, some of which pay the subadviser or its affiliate(s) more than others.
Virtus Newfleet Low Duration Core Plus Bond Fund | Mutual Fund and ETF Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mutual Fund and ETF Investing Risk: The fund will be indirectly affected by factors, risks and performance specific to any other mutual fund and/or exchange-traded fund (ETF) (“underlying fund”) in which it invests. Further, the net asset value per share of each underlying fund will include the effect of any fees and expenses of the underlying fund, so the fund’s investment in such underlying funds will cause the fund to indirectly bear its proportionate share of such fees and expenses, which are reflected in the fund’s Fees and Expenses table as “Acquired Fund Fees and Expenses” if they are estimated to amount to at least 0.01% of the fund’s total net assets.